SIGNIFICANT TRANSACTIONS - Acquisitions costs and pro forma details (Details) S/ in Millions, $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 COP ($)	Dec. 31, 2020 PEN (S/)
Bancompartir
Disclosure of detailed information about business combination [line items]
Acquisition costs			$ 2,040.2	S/ 2.0
Interest and similar income	S/ 16.5
Interest and similar income if the combination had taken place at the beginning of the year				198.7
Increase in interest and similar income if the combination had taken place at the beginning of the year				182.2
Ultraserfinco S.A.
Disclosure of detailed information about business combination [line items]
Acquisition costs			$ 2,040.2	2.0
Multicaja S.A
Disclosure of detailed information about business combination [line items]
Acquisition costs		$ 50.6		0.2
Tenpo
Disclosure of detailed information about business combination [line items]
Acquisition costs		$ 50.6		0.2
Compaa Incubadora de Soluciones Mviles S.A. - Culqi
Disclosure of detailed information about business combination [line items]
Acquisition costs				S/ 0.1